CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash (includes VIE balances of $1,000 and $1,000, respectively)	$ 974,000	$ 2,084,000	$ 162,000
Accounts receivable, net	14,000	24,000	20,000
Prepaid expenses	2,000	13,000	21,000
Total current assets	990,000	2,121,000	203,000
Property and equipment, net	24,000	0	2,000
Operating lease right-of-use asset	94,000	107,000	157,000
Other assets	12,000	12,000	14,000
Total Assets	1,120,000	2,240,000	376,000
Current Liabilities:
Accounts payable and accrued expenses (includes VIE balances of $4,000 and $2,000, respectively)	1,042,000	996,000	1,010,000
Convertible notes payable (including $895,000 and $895,000 in default, respectively)	1,378,000	1,398,000	1,469,000
Convertible notes payable - related parties	268,000	268,000	298,000
Notes payable (including $1,965,000 and $1,972,000 in default, respectively) (includes VIE balances of $310,000 and $310,000, respectively)	1,965,000	1,972,000	2,250,000
Notes payable - related parties	693,000	693,000	952,000
Accrued interest (including $1,527,000 and $1,497,000 due to related parties, respectively) (includes VIE balances of $126,000 and $120,000, respectively)	5,577,000	5,477,000	5,187,000
Contingent payment obligation	1,500,000	1,500,000	1,500,000
VIE Financing obligation	1,263,000	1,263,000	1,263,000
Operating lease liability, current portion	55,000	39,000	38,000
Derivative liabilities		0	163,000
Total current liabilities	13,741,000	13,606,000	14,130,000
Notes payable, long-term portion	150,000	150,000	463,000
Operating lease liability, long term portion	43,000	73,000	125,000
Total Liabilities	13,934,000	13,829,000	14,718,000
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	0	0	0
Common stock par value $0.0001: 4,000,000,000 shares authorized; 955,515,078 and 955,380,225 shares issued and outstanding, respectively	96,000	96,000	72,000
Additional paid-in capital	61,430,000	59,788,000	39,814,000
Accumulated deficit	(74,455,000)	(71,595,000)	(54,396,000)
Total Zenify, Inc. stockholders' deficit	(11,938,000)	(10,720,000)	(13,519,000)
Noncontrolling interest in consolidated subsidiary	(876,000)	(869,000)	(823,000)
Total Stockholders' Deficit	(12,814,000)	(11,589,000)	(14,342,000)
Total Liabilities and Stockholders' Deficit	1,120,000	2,240,000	376,000
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	987,000	987,000	987,000
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	$ 4,000	$ 4,000	$ 4,000